LEASE PAYABLE	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
LEASE PAYABLE

NOTE 8 – LEASE PAYABLE

The Company leases both its headquarters office and operational warehouse in Troy, Michigan. Leases with an initial term of 12 months or less or are immaterial are not included on the consolidated balance sheets. During the year ended December 31, 2019, the Company entered into a 62-month lease which expires on January 15, 2025. The monthly payments were initiated on February 15, 2020 at $8,251 after a 2-month rent abatement period. Straight rent was calculated at $8,479 per month. The total remaining operating lease expenses through the expected termination date is approximately $211,963. Total operating lease expenses for the years ended December 31, 2022 and 2021 were $112,753 and $112,198, respectively.

	As of December 31,
	2022	2021
Weighted average remaining lease term (in years)	2.08	3.08
Weighted average discount rate	7.57%	7.57%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2022 are as follows:

Fiscal Year	Operating Lease Payments
2023	$107,930
2024	111,168
2025	9,287
Total minimum lease payments	228,385
Less: imputed interest	(17,852)
Present value of future minimum lease payments	$210,533

Current operating lease liabilities	95,243
Non-current operating lease liabilities	115,290

On April 1, 2023, the Company entered into a 60-month lease in Detroit, Michigan with a related party, which terminates on March 31, 2028. The monthly payments were initiated on May 1, 2023, after a 1-month rent abatement period. Straight rent was calculated at $33,564 per month.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021